Long Term Debt (Tables)	12 Months Ended
Oct. 31, 2011
Long-term debt [Abstract]
Long term-debt
As of October 31	Maturity	2011	2010
Total long-term debt	2012 to 2015	$44,330	$44,150
Current portion of long-term debt		(4,156)	(4,050)
Long-term debt		$40,174	$40,100

Principal repayments of long-term debt over the next five fiscal years	Principal repayments of long-term debt over the next five fiscal years and thereafter are as follows:
2012	$4,156
2013	3,941
2014	3,816
2015	32,417
2016	-
Thereafter	-
$44,330